Net Investment In Finance And Sales-type Leases (Minimum Future Lease Payments On Finance And Sales-type Leases) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Net Investment In Finance And Sales-type Leases [Abstract]
2017	$ 137,388
2018	120,216
2019	106,209
2020	82,116
2021	67,271
Thereafter	195,734
Minimum future lease payments on finance and sales-type leases	$ 708,934